Note 5 - Note Payable	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Debt Disclosure [Abstract]
Debt Disclosure [Text Block]
5.	Note Payable

In April 2012, the Company entered into a loan and security agreement for up to $2,135,159 in term loans that were used to pay off the existing loan with a financial institution. The full amount was drawn down in April 2012. In connection with the agreement, the Company issued a warrant to the lender to purchase a total of 73,770 shares of the Company’s Series A convertible preferred stock at $0.61 per share (Note 9). The borrowings were repayable in interest only payments until May 1, 2012 and then 30 equal installments of principal and interest at a rate of 9.5% per annum. An additional 4% of the principal or approximately $85,000 will be due as the final payment at the end of the loan term. The Company recorded $8,528 and $28,785 as additional interest expense during the nine months ended September 30, 2014 and 2013, respectively, related to the $85,000 payment. The Company will continue to accrue the balance of the $85,000 cash payment over the remaining term of the loan using the effective interest rate method. As of September 30, 2014 and December 31, 2013, $85,000 and $76,472 was recorded in accrued liabilities on the condensed consolidated balance sheets relating to this payment. All borrowings under the agreement are collateralized by substantially all of the Company’s assets, including intellectual property. As of September 30, 2014 and December 31, 2013, the note payable had an outstanding balance of $1,471,799 and $1,462,244, respectively. The term loan has a maturity date of October 1, 2014 and was repaid on that date as discussed in Note 13.

In February 2013, the Company and lender amended the loan and security agreement to defer up to 3 months of principal payments contingent upon the receipt of bridge loan proceeds in increments of $500,000, up to $1,500,000 on or before April 30, 2013, beginning March 1, 2013. This amendment also included a $15,000 restructuring fee that would be due upon the maturity date of the loan.

In May 2013, the Company and lender amended the loan and security agreement to defer an additional 2 months of principal payments contingent upon the receipt of bridge loan proceeds of $500,000 or more, on or before September 30, 2013. The principal payments were to be deferred and payable on August 1, 2013. This amendment also included a $10,000 restructuring fee that would be due upon the maturity date of the loan.

In July 2013, the Company and lender agreed to further amend the loan and security agreement to defer an additional 2 months of principal payments contingent upon the receipt of bridge loan proceeds of $500,000 or more, on or before August 28, 2013, and an additional month deferral provided a 2013 equity event was completed resulting in net cash proceeds of not less than $10 million from the sale of the Company’s equity securities consummated by September 27, 2013. Principal payments would be deferred and payable on October 1, 2013, provided both of these conditions were met. This amendment also included a $10,000 restructuring fee that would be due upon the maturity date of the loan.

In September 2013, the Company and lender agreed to further amend the loan and security agreement to defer an additional 2 months of principal payments contingent upon the receipt of bridge loan proceeds of $500,000 or more on or before August 28, 2013 and another $500,000 or more on or before October 28, 2013. Principal payments would be deferred until December 1, 2013. This amendment also included a $10,000 restructuring fee that would be due upon the maturity date of the loan.

In November 2013, the Company and lender agreed to further amend the loan and security agreement to defer an additional 2 months of principal payments contingent upon the receipt of bridge loan proceeds of $500,000 or more on or before December 27, 2013 and upon the consummation of a 2014 equity event requiring the receipt of not less than $7 million in net cash proceeds by no later than January 24, 2014. Principal payments would be deferred until February 1, 2014. This amendment also included a $10,000 restructuring fee that would be due upon the maturity date of the loan.

In January 2014, the Company and lender agreed to further amend the loan and security agreement to defer an additional 2 months of principal payments contingent upon the receipt of bridge loan proceeds of $500,000 or more on or before February 25, 2014 and consummation of an equity event by April 25, 2014. This amendment included an additional $5,000 restructuring fee for each month principal payments are deferred beginning February 1, 2014 through April 1, 2014, provided restructuring fees in this amendment shall not exceed $15,000 in total that would also be due upon the maturity date of the loan.

In February 2014, the Company and lender agreed to further amend the loan and security agreement to defer an additional 2 months of principal payments contingent upon the receipt of bridge loan proceeds of $500,000 or more on or before April 25, 2014 and consummation of an equity event by June 27, 2014. This amendment included an additional $5,000 restructuring fee for each month principal payments are deferred beginning March 1, 2014 through June 1, 2014, provided restructuring fees in this amendment shall not exceed $20,000. This amendment also amended the January 2014 restructuring fee such that the January 2014 restructuring fee shall not exceed $5,000 in total that would also be due upon the maturity date of the loan.

In June 2014, the Company and lender agreed to further amend the loan and security agreement such that the remaining 3 months of principal payments would be deferred until the maturity date of the term loan when all unpaid principal and interest will be immediately due. This amendment also includes an additional $5,000 restructuring fee for each month principal payments are deferred beginning July 1, 2014 through September 1, 2014, provided restructuring fees in this amendment do not exceed $15,000 in total that would also be due upon the maturity date of the loan.

In September 2014, the lender agreed to reduce the total restructuring fees to $47,500. The Company recorded $20,212, net of the reduction in fees, and $45,000 as additional interest expense during the nine months ended September 30, 2014 and 2013, respectively, related to these restructuring fees. The Company has been accruing the balance of the cash restructuring payment over the term of the loan using the effective interest rate method. As of September 30, 2014 and December 31, 2013, $47,500 and $27,288 was recorded as an accrued liability on the condensed consolidated balance sheets relating to this restructuring payment.

The loan and security agreement contains a material adverse change clause, as defined in the agreement, which would result in an event of default if the lender deems a material adverse change to have occurred to the Company’s business. The continuing liquidity issues the Company faces could be construed by the note holder as a material adverse change which could trigger an acceleration of all of the outstanding debt. As such, the Company has classified all of its outstanding debt balance as a current liability as of September 30, 2014 and December 31, 2013.

As of September 30, 2014, future minimum payments under the note payable are as follows:

Year Ending December 31, 2014	$1,618,091
1,618,091
Less: Amount representing interest	(146,292)
Present value of obligations	1,471,799
Less: Unamortized debt discount	-
1,471,799
Less: Notes payable, current portion	1,471,799
Notes payable, noncurrent portion	$-

On September 30, 2014, the Company entered into a Loan and Security Agreement pursuant to which we received a term loan in the amount of $5 million, which will be funded in three tranches. The first tranche of $2.5 million was provided to the Company on October 1, 2014. The proceeds from the first tranche were used to repay the existing loan (including interest and restructuring fees) with a financial institution which totaled $1,630,925. Before the second and third tranches of the term loan will be funded, we must meet certain enrollment milestones and achieve certain positive results relating to our OUS Clinical Trials, among other things. In connection with the loan agreement, the Company issued a 10-year warrant to the lender for the purchase of 471,698 shares of the Company’s common stock at $0.53 per share (Note 8).

5.	Note Payable

In December 2008, the Company entered into a loan and security agreement with a financial institution for $1,500,000. In connection with the agreement, the Company issued a warrant to the lender to purchase a total of 196,721 shares of the Company’s Series A convertible preferred stock at $0.61 per share (Note 9). The borrowings were repayable over 27 months at a rate of 8.5% per annum. An additional $75,000 was due as final payment at the end of the loan term. All borrowings under the agreement were collateralized by substantially all of the Company’s assets, excluding intellectual property.

The agreement contained a material adverse change clause, as defined in the agreement, which would result in an event of default if the bank deems a material adverse change to have occurred to the Company’s business. The Company was also required to comply with certain affirmative and negative covenants, including obtaining additional equity financing of at least $6,000,000 on or before March 31, 2009. The Company did not meet this covenant and subsequently obtained a forbearance agreement from the bank extending the equity financing requirement to July 31, 2009. In November 2010, the Company paid off the outstanding principal amount, interest accrued and final payment and paid a prepayment penalty.

In November 2010, the Company entered into a loan and security agreement with a financial institution for $2,000,000. The borrowings were repayable over 36 months at a rate of 9.5% per annum. An additional $80,000 was due as final payment at the end of the loan term. In connection with the agreement, the Company issued a warrant to the lender to purchase a total of 163,934 shares of the Company’s Series A convertible preferred stock at $0.61 per share (Note 9). All borrowings under the agreement are collateralized by substantially all of the Company’s assets, excluding intellectual property. The Company used a portion of the proceeds received to repay, in full, amounts outstanding under the December 2008 loan agreement. As of December 31, 2012 and 2013, the note payable had an outstanding balance of $0.

In April 2012, the Company entered into a loan and security agreement for up to $2,135,159 in term loans. The full amount was drawn down in April 2012. In connection with the agreement, the Company issued a warrant to the lender to purchase a total of 73,770 shares of the Company’s Series A convertible preferred stock at $0.61 per share (Note 9). The borrowings were repayable in interest only payments until May 1, 2012 and then 30 equal installments of principal and interest at a rate of 9.5% per annum. An additional 4% of the principal or approximately $85,000 will be due as final payment at the end of the loan term. The Company recorded $41,127, $35,345 and $76,472 as additional interest expense during the years ended December 31, 2012 and 2013 and, cumulatively, for the period from September 21, 2005 (date of inception) to December 31, 2013, respectively, related to the $85,000 payment. The Company will continue to accrue the balance of the $85,000 cash payment over the remaining term of the loan using the effective interest rate method. The Company will continue to accrue the balance of the $85,000 cash payment over the remaining term of the loan using the effective interest rate method. As of December 31, 2012, $41,172 was recorded as accrued liabilities, noncurrent on the balance sheet relating to this payment. As of December 31, 2013, $76,472 was recorded as accrued liabilities on the balance sheet relating to this payment. The Company used the proceeds from these term loans to pay off an existing loan with the financial institution. All borrowings under the agreement are collateralized by substantially all of the Company’s assets, including intellectual property. As of December 31, 2012 and 2013, the note payable had an outstanding balance of $1,606,612 and $1,471,798, respectively.

In February 2013, the Company and lender amended the loan and security agreement to defer up to 3 months of principal payments contingent upon the receipt of bridge loan proceeds in increments of $500,000, up to $1,500,000 on or before April 30, 2013, beginning March 1, 2013. This amendment also includes a $15,000 restructuring fee that will be due upon loan maturity currently scheduled for October 1, 2014.

In May 2013, the Company and lender amended the loan and security agreement to defer an additional 2 months of principal payments contingent upon the receipt of bridge loan proceeds of $500,000 or more, on or before June 30, 2013. The principal payments was to be deferred and payable on August 1, 2013. This amendment also included a $10,000 restructuring fee that would be due upon loan maturity currently scheduled for October 1, 2014.

In July 2013, the Company and lender agreed to further amend the loan and security agreement to defer an additional 2 months of principal payments contingent upon the receipt of bridge loan proceeds of $500,000 or more, on or before August 28, 2013, and an additional month deferral provided a 2013 equity event was completed resulting in net cash proceeds of not less than $10 million from the sale of the Company’s equity securities consummated by September 27, 2013. Principal payments would be deferred and payable on October 1, 2013, provided both of these conditions were met. This amendment also included an additional restructuring fee of $10,000 that would be due upon loan maturity currently scheduled for October 1, 2014.

In September 2013, the Company and lender agreed to further amend the loan and security agreement to defer an additional 2 months of principal payments contingent upon the receipt of bridge loan proceeds of $500,000 or more on or before August 28, 2013 and another $500,000 or more on or before October 28, 2013. Principal payments would be deferred until December 1, 2013. This amendment also includes an additional $10,000 in restructuring fees that would be due upon maturity currently scheduled for October 1, 2014.

In November 2013, the Company and lender agreed to further amend the loan and security agreement to defer an additional 2 months of principal payments contingent upon the receipt of bridge loan proceeds of $500,000 or more on or before December 27, 2013 and upon the consummation of a 2014 equity event requiring the receipt of not less than $7 million in net cash proceeds by no later than January 24, 2014. Principal payments would be deferred until February 1, 2014. This amendment also includes an additional $10,000 in restructuring fees or $55,000 in total as of December 31, 2013 that will be due upon loan maturity currently scheduled for October 1, 2014. The Company recorded $27,288 as additional interest expense during the year ended December 31, 2013 related to the $55,000 restructuring payment. The Company will continue to accrue the balance of the $55,000 cash restructuring payment over the remaining term of the loan using the effective interest rate method. As of December 31, 2013, $27,288 was recorded as accrued liabilities on the balance sheets relating to this payment.

The Agreement contains a material adverse change clause, as defined in the agreement, which would result in an event of default if the bank deems a material adverse change to have occurred to the Company’s business. The continuing liquidity issues the Company faces could be construed by note holder as a material adverse change which could trigger an acceleration of all of the outstanding debt. As such, the Company has classified all of its outstanding debt balance as a current liability as of December 31, 2013.

As of December 31, 2013, future minimum payments under the note payable are as follows:

Year ending December 31, 2014	$1,597,196

Less: Amount representing interest	(125,398)
Present value of obligations	1,471,798
Less: Unamortized debt discount	(8,554)
1,463,244
Less: Notes payable, current portion	1,463,244
Notes payable, noncurrent portion	$-